Document and Entity Information	May 31, 2017
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2017
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	May 31, 2017
Document Effective Date	May 31, 2017
Prospectus Date	Apr. 03, 2017
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | DPT CLASS
Risk/Return:
Trading Symbol	DPEGX